PENSION, POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEE BENEFIT PLANS - Fair Value of Plan Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefits plan
Defined benefit obligations	$ 94,055	$ 83,476
Fair value of plan assets	(79,003)	(68,578)
Deficit in plans	15,052	14,898
U.S.
Disclosure of defined benefits plan
Defined benefit obligations	75,571	68,411
Fair value of plan assets	(63,877)	(56,186)
Deficit in plans	11,694	12,225
Canada
Disclosure of defined benefits plan
Defined benefit obligations	18,484	15,065
Fair value of plan assets	(15,126)	(12,392)
Deficit in plans	$ 3,358	$ 2,673